JPMorgan National Municipal Income Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan National Municipal Income Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 439
Expense Example, No Redemption, 3 Years	629
Expense Example, No Redemption, 5 Years	836
Expense Example, No Redemption, 10 Years	1,430
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	428
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	1,544
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	185
Expense Example, No Redemption, 5 Years	342
Expense Example, No Redemption, 10 Years	$ 798